LONG-TERM DEBT (Details 2) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Carrying Value, Recourse Debt	CAD 497.8	CAD 329.1
Fair Value, Recourse Debt Fair Value	CAD 416.0	CAD 313.1